American Century Investments®
Quarterly Portfolio Holdings
Value Fund
June 30, 2020

Value - Schedule of Investments
JUNE 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Airlines — 0.7%
Southwest Airlines Co.	462,300	15,801,414
Auto Components — 1.0%
BorgWarner, Inc.	379,960	13,412,588
Delphi Technologies plc(1)	585,717	8,323,039
		21,735,627
Automobiles — 1.3%
General Motors Co.	641,584	16,232,075
Honda Motor Co. Ltd.	482,000	12,322,695
		28,554,770
Banks — 13.7%
Bank of America Corp.	2,026,630	48,132,462
Comerica, Inc.	270,017	10,287,648
JPMorgan Chase & Co.	682,931	64,236,490
M&T Bank Corp.	102,595	10,666,802
PNC Financial Services Group, Inc. (The)	237,708	25,009,259
Toronto-Dominion Bank (The)	280,040	12,498,249
Truist Financial Corp.	590,125	22,159,194
U.S. Bancorp	1,580,197	58,182,853
Wells Fargo & Co.	1,572,818	40,264,141
		291,437,098
Building Products — 1.1%
Johnson Controls International plc	681,074	23,251,866
Capital Markets — 5.2%
Ameriprise Financial, Inc.	69,983	10,500,249
Bank of New York Mellon Corp. (The)	739,330	28,575,104
BlackRock, Inc.	26,672	14,511,968
Franklin Resources, Inc.	263,211	5,519,535
Invesco Ltd.	1,214,736	13,070,559
Northern Trust Corp.	263,552	20,910,216
State Street Corp.	266,310	16,924,001
		110,011,632
Communications Equipment — 2.2%
Cisco Systems, Inc.	833,014	38,851,773
F5 Networks, Inc.(1)	60,480	8,435,750
		47,287,523
Containers and Packaging — 1.1%
Sonoco Products Co.	261,059	13,650,775
WestRock Co.	352,540	9,962,780
		23,613,555
Diversified Financial Services — 2.9%
Berkshire Hathaway, Inc., Class A(1)	149	39,827,700
Berkshire Hathaway, Inc., Class B(1)	124,945	22,303,932
		62,131,632
Diversified Telecommunication Services — 5.4%
AT&T, Inc.	1,965,150	59,406,484
Verizon Communications, Inc.	999,022	55,076,083
		114,482,567

Electric Utilities — 0.5%
Edison International	93,870	5,098,080
Pinnacle West Capital Corp.	74,160	5,435,186
		10,533,266
Electrical Equipment — 3.4%
Emerson Electric Co.	445,773	27,651,299
Hubbell, Inc.	183,260	22,973,474
nVent Electric plc	1,175,465	22,016,459
		72,641,232
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	261,869	21,355,417
Energy Equipment and Services — 3.9%
Baker Hughes Co.	1,291,808	19,880,925
Halliburton Co.	1,415,230	18,369,685
National Oilwell Varco, Inc.	436,438	5,346,366
Schlumberger Ltd.	2,084,696	38,337,559
		81,934,535
Entertainment — 1.2%
Walt Disney Co. (The)	229,890	25,635,034
Equity Real Estate Investment Trusts (REITs) — 0.7%
Weyerhaeuser Co.	698,180	15,681,123
Food and Staples Retailing — 1.6%
Koninklijke Ahold Delhaize NV	408,435	11,122,214
Walmart, Inc.	196,591	23,547,670
		34,669,884
Food Products — 4.0%
Conagra Brands, Inc.	411,968	14,488,914
J.M. Smucker Co. (The)	99,470	10,524,921
Kellogg Co.	193,979	12,814,253
Mondelez International, Inc., Class A	625,591	31,986,468
Orkla ASA	1,781,410	15,614,748
		85,429,304
Health Care Equipment and Supplies — 5.0%
Envista Holdings Corp.(1)	746,260	15,738,624
Hologic, Inc.(1)	157,750	8,991,750
Medtronic plc	477,740	43,808,758
Zimmer Biomet Holdings, Inc.	317,687	37,919,120
		106,458,252
Health Care Providers and Services — 2.8%
Cardinal Health, Inc.	423,115	22,082,372
McKesson Corp.	144,890	22,229,024
Universal Health Services, Inc., Class B	166,300	15,447,607
		59,759,003
Hotels, Restaurants and Leisure — 0.5%
Sodexo SA	169,420	11,444,366
Household Products — 2.0%
Procter & Gamble Co. (The)	353,349	42,249,940
Industrial Conglomerates — 3.5%
General Electric Co.	6,976,239	47,647,712
Siemens AG	217,390	25,536,307
		73,184,019
Insurance — 3.4%
Chubb Ltd.	307,603	38,948,692
MetLife, Inc.	379,148	13,846,485

Reinsurance Group of America, Inc.	251,746	19,746,956
		72,542,133
Leisure Products — 0.4%
Mattel, Inc.(1)	793,300	7,671,211
Machinery — 1.4%
Cummins, Inc.	29,620	5,131,961
IMI plc	2,147,290	24,514,941
		29,646,902
Metals and Mining — 0.6%
BHP Group Ltd.	530,755	13,171,631
Multiline Retail — 0.6%
Target Corp.	102,924	12,343,675
Oil, Gas and Consumable Fuels — 8.6%
Chevron Corp.	497,607	44,401,473
Cimarex Energy Co.	373,881	10,277,989
ConocoPhillips	505,203	21,228,630
Devon Energy Corp.	1,926,690	21,848,664
EQT Corp.	783,531	9,324,019
Noble Energy, Inc.	2,897,705	25,963,437
Royal Dutch Shell plc, B Shares	909,465	13,762,144
TOTAL SA	913,484	34,794,234
		181,600,590
Paper and Forest Products — 0.8%
Mondi plc	876,165	16,371,866
Personal Products — 0.6%
Unilever NV (New York)	248,440	13,176,102
Pharmaceuticals — 7.8%
Johnson & Johnson	416,562	58,581,114
Merck & Co., Inc.	289,832	22,412,709
Pfizer, Inc.	2,265,743	74,089,796
Teva Pharmaceutical Industries Ltd., ADR(1)	904,127	11,147,886
		166,231,505
Road and Rail — 1.2%
Heartland Express, Inc.	1,183,491	24,640,283
Semiconductors and Semiconductor Equipment — 3.7%
Applied Materials, Inc.	225,234	13,615,395
Intel Corp.	816,342	48,841,742
QUALCOMM, Inc.	181,704	16,573,222
		79,030,359
Software — 1.0%
Oracle Corp. (New York)	400,229	22,120,657
Specialty Retail — 1.0%
Advance Auto Parts, Inc.	143,356	20,421,062
Technology Hardware, Storage and Peripherals — 0.6%
HP, Inc.	724,895	12,634,920
Textiles, Apparel and Luxury Goods — 1.3%
Ralph Lauren Corp.	144,860	10,505,247
Tapestry, Inc.	1,206,412	16,021,152
		26,526,399
Trading Companies and Distributors — 1.2%
MSC Industrial Direct Co., Inc., Class A	343,939	25,042,199
TOTAL COMMON STOCKS (Cost $1,771,046,196)		2,102,454,553

TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 3.125%, 12/31/22 - 2/15/43, valued at $6,355,526), in a joint trading account at 0.02%, dated 6/30/20, due 7/1/20 (Delivery value $6,233,464)		6,233,461
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 11/15/48, valued at $8,278,407), at 0.05%, dated 6/30/20, due 7/1/20 (Delivery value $8,116,011)		8,116,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,982	18,982
TOTAL TEMPORARY CASH INVESTMENTS (Cost $14,368,443)		14,368,443
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $1,785,414,639)		2,116,822,996
OTHER ASSETS AND LIABILITIES — 0.4%		7,873,531
TOTAL NET ASSETS — 100.0%		$2,124,696,527

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	9,640,296	AUD	13,936,299	Bank of America N.A.	9/30/20	$20,224
USD	284,267	AUD	413,989	Bank of America N.A.	9/30/20	(1,505)
CAD	438,963	USD	321,167	Morgan Stanley	9/30/20	2,226
USD	9,553,871	CAD	12,931,547	Morgan Stanley	9/30/20	26,915
EUR	2,013,678	USD	2,265,743	Credit Suisse AG	9/30/20	1,132
USD	74,730,435	EUR	66,216,339	Credit Suisse AG	9/30/20	188,174
GBP	1,107,729	USD	1,368,312	JPMorgan Chase Bank N.A.	9/30/20	4,992
USD	42,444,646	GBP	34,012,859	JPMorgan Chase Bank N.A.	9/30/20	277,322
JPY	33,800,250	USD	315,828	Bank of America N.A.	9/30/20	(2,399)
USD	9,754,579	JPY	1,038,589,500	Bank of America N.A.	9/30/20	123,759
USD	11,878,792	NOK	113,885,541	Goldman Sachs & Co.	9/30/20	42,901
						$683,741

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Automobiles	16,232,075	12,322,695	—
Banks	278,938,849	12,498,249	—
Food and Staples Retailing	23,547,670	11,122,214	—
Food Products	69,814,556	15,614,748	—
Hotels, Restaurants and Leisure	—	11,444,366	—
Industrial Conglomerates	47,647,712	25,536,307	—
Machinery	5,131,961	24,514,941	—
Metals and Mining	—	13,171,631	—
Oil, Gas and Consumable Fuels	133,044,212	48,556,378	—
Paper and Forest Products	—	16,371,866	—
Personal Products	—	13,176,102	—
Other Industries	1,323,768,021	—	—
Temporary Cash Investments	18,982	14,349,461	—
	1,898,144,038	218,678,958	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	687,645	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	3,904	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.